INTANGIBLE ASSETS, NET - Movement of acquired intangible assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS
Balance as of January 1, 2019		$ 1,208,340	$ 0
Addition: received Cryptocurrencies payments	[1]	17,863	1,200,000
Purchase			10,402
Deduction: Payment made by Cryptocurrencies		(6,923)	0
Deduction: disposal of Cryptocurrencies		(647)	(2,062)
Impairment		(835,344)	0
Balance as of December 31, 2019		383,289	1,208,340	$ 0
Net gain from sale of intangible assets		$ 0	$ 8,340	$ 0

[1]	The Group received Cryptocurrencies as payments, the fair market at the date the Cryptocurrencies were received was $17,863.